Summary of Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Adjustments resulting from foreign currency translations	Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Amounts charged/(credited)	$12,916	$(25,997)	$(14,316)

Estimated useful lives of assets	Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Estimated Useful Life
Buildings	40 years
Computer equipment and software	2 - 8 years
Office furniture and fixtures	8 years
Laboratory equipment	5 years
Motor vehicles	5 years

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	16 - 23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,090,393	$4,076,435
Order backlog	541,302	536,934
Trade names & brands	204,653	204,621
Patient database	170,366	170,238
Technology assets	141,257	120,984
Total cost	5,147,971	5,109,212

Accumulated amortization	(1,292,106)	(830,553)
Net book value	$3,855,865	$4,278,659